Pension benefits - Funded Status of Defined Benefit Plan (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Projected benefit obligations	$ 129.8	$ 186.5	$ 176.1
Plan assets at market value	(97.0)	(113.8)	$ (125.8)
Accrued pension liability exclusive social security	32.8	72.7
Social security related to pension obligations	4.6	10.2
Accrued pension liabilities	$ 37.4	$ 82.9